(bullet) BT ADVISOR FUNDS (bullet)




                              U.S. BOND INDEX FUND




                          A N N U A L     R E P O R T
                        -------------------------------
                        D E C E M B E R (bullet) 1 9 9 7

U.S. Bond Index Fund

Table of Contents



            Letter to Shareholders                                            3

            U.S. Bond Index Fund
               Statement of Assets and Liabilities                            5
               Statement of Operations                                        5
               Statement of Changes in Net Assets                             6
               Financial Highlights                                           7
               Notes to Financial Statements                                  8
               Report of Independent Accountants                             10

            U.S. Bond Index Portfolio
               Schedule of Portfolio Investments                             11
               Statement of Assets and Liabilities                           14
               Statement of Operations                                       14
               Statement of Changes in Net Assets                            15
               Financial Highlights                                          15
               Notes to Financial Statements                                 16
               Report of Independent Accountants                             17

U.S. Bond Index Fund

Letter to Shareholders

We are pleased to present you with this first annual report for the U.S. Bond Index Fund, providing a detailed review of the market, the portfolio and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings. The U.S. Bond Index Fund (the "Fund") became operational on June 30, 1997, and thus while this is an annual report, performance is being reported for the period ended December 31, 1997.

The Fund's Institutional Class Shares returned 6.52% and the Fund's Advisor Class Shares returned 6.15%, cumulatively, for the period ended December 31, 1997.# This performance compares to a 6.36% return for the Lehman Brothers Aggregate Bond Index* and a 6.14% return for the Lipper U.S. Bond Index Funds Average.** The Fund's benchmark, the Lehman Brothers Aggregate Bond Index, is a broad market-weighted index, which encompasses U.S. Treasury and agency securities, corporate investment grade bonds, international (dollar-denominated) investment grade bonds, and mortgage-backed securities with maturities greater than one year.

--------------------------------------------------------------------------------
                                   Objective

Seeks to replicate as closely as possible (before deduction of expenses) the total return of the Lehman Brothers Aggregate Bond Index.
--------------------------------------------------------------------------------

MARKET ACTIVITY
Looking at the year as a whole, U.S. bonds performed well, although like the highly publicized stock market, the bond markets experienced volatility, too.

U.S. Treasury yields rose in the first half of the year, with the 10-year note closing the semi-annual period at 6.50%, 0.08% higher than its December 31, 1996 level. The 2-year and 5-year Treasuries rose by 0.19% and 0.17%, respectively, and the 30-year rose by 0.14%. All of the positive returns for this time period came from the coupon part of the bonds. In fact, the price return of the Index for the first half was a negative 0.40%, while the coupon return of the Index produced a positive 3.44%.

In late February and March, statistics indicating accelerating growth led investors to begin anticipating an interest rate increase by the Federal Reserve Board and a sell-off resulted. Indeed, a rapidly growing economy supported by strong consumer spending and home building did prompt the Federal Reserve Board to increase the Fed Funds rate from 5.25% to 5.50% on March 25, 1997--the first increase in over two years. As the above-trend economic growth of the first quarter did not result in a rise in the reported inflation rate, the bond market rallied in the second quarter and into the third. Investors' growing comfort with the high growth/low inflation scenario was reinforced by a variety of economic data as well as Federal Reserve Board Chairman Alan Greenspan's Humphrey Hawkins testimony in July. A stronger-than-expected employment release in early August interrupted the rally mid-quarter with a sharp market sell-off again, but the rally resumed its pace in September, as a lack of inflation again became apparent.

--------------------------------------------------------------------------------
                             Investment Instruments

Primarily fixed income securities of the U.S. government or agency.
--------------------------------------------------------------------------------

The financial crisis in Asia caused major turmoil in the world's financial markets in the fourth quarter. Some investors sought the relative safety of U.S. Treasuries, and this market was thus lifted to its highs of the year. The 30-year Treasury went below the 6.00% level and ended the year at 5.92%, 0.72% less than its level one year earlier. The 2-year and 5-year Treasuries were 0.23% and 0.50% lower for the year, respectively, and the 10-year was 0.68% lower. Thus, yield spreads narrowed, and the yield curve flattened. The Federal Reserve Board remained on hold, with no change in monetary policy, for the remainder of the year.

Overall, on a duration-adjusted basis, mortgage-backed securities outperformed Treasuries for the year, while corporate bonds underperformed. The mortgage sector performed well primarily because, although interest rates fell, prepayments remained low. The corporate sector outperformed Treasuries for the first three quarters of 1997. However, this was overwhelmed by uncertainty in the fourth quarter concerning the effects the Asian financial turmoil may have on the U.S. economy.

MANAGER OUTLOOK
Current data supports the notion that the Federal Reserve Board continues to be on hold, and that, overall, real economic growth is anticipated to cool from its earlier rapid pace, coming in at about 2% for all of 1998. With that, plus ongoing favorable long-term fundamentals, the environment is expected to be positive for the bond market. At the same time, although slower economic expansion and contained inflation would normally help bond yields move lower, the sharp rally that has already taken place may limit gains in the bond market for the near term as compared to those in the year just past.

Of course, as an index fund, designed to replicate as closely as possible (before deduction of expenses) the investment performance of the Lehman Brothers Aggregate Bond Index, it is important to note that we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the bond markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the broad U.S. bond market.

____________
  #Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 * This index is unmanaged, and investments cannot be made in an index.

** Lipper figures represent the average of the total returns reported by all of the funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

U.S. Bond Index Fund

Letter to Shareholders

                    Diversification of Portfolio Investments
                        By Sector as of December 31, 1997
                     (percentages are based on market value)

                    [Plot points for pie chart appear below]

Financial                 15%
Industrial                15%
Utility                    5%
Foreign
Government                 3%
U.S. Treasury Securities  20%
Medium-Term Notes          3%
U.S. Government & Agency  39%

We value your support of the U.S. Bond Index Fund and look forward to serving your investment needs in the years ahead.


                                    /s/ Louis R. D'Arienzo
                                 --------------------------
                                     Louis R. D'Arienzo
                                   Portfolio Manager of the
                                  U.S. Bond Index Portfolio
                                       December 31, 1997

The fund is not insured by the FDIC and is not a deposit, obligation of, or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.

Performance Comparison

Comparison of Change in Value of a $10,000 Investment in the U.S. Bond Index Fund -Institutional Class and Advisor Class, and the Lehman Brothers Aggregate Bond Index since June 30, 1997.

                           Total Return for the Period
                             Ended December 31, 1997

  Institutional            Advisor
  Since 6/30/97*        Since 6/30/97*
      6.52%                  6.15%
* The Fund's inception date.

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

______U.S. Bond Index Fund - Institutional Class - $10,652

------Lehman Brothers Aggregate Bond Index - $10,636

[Plot points for graph appear below]


                  Inst. Class                Lehman Agg. Bond
                  -----------                ----------------

          6/97      $10,000                      $10,000
          9/97       10,338                       10,332
         12/97       10,652                       10,636


______U.S. Bond Index Fund - Advisor Class - $10,615

------Lehman Brothers Aggregate Bond Index - $10,636

                  Adv. Class                 Lehman Agg. Bond
                  ----------                 ----------------

          6/97     $10,000                       $10,000
          9/97      10,316                        10,332
         12/97      10,615                        10,636





Past performance is not indicative of future performance. The Lehman Brothers Aggregate Bond Index is unmanaged and investments may not be made in an index.

U.S. Bond Index Fund

Statement of Assets and Liabilities December 31, 1997



Assets
   Investment in U.S. Bond Index Portfolio, at Value                                                $    8,332,214
   Due from Bankers Trust                                                                                   37,245
   Prepaid Expenses                                                                                          8,049
                                                                                                    --------------
Total Assets                                                                                             8,377,508
Liabilities
   Accrued Expenses                                                                                         16,485
                                                                                                    --------------
Total Liabilities                                                                                           16,485
                                                                                                    --------------
Net Assets                                                                                          $    8,361,023
Composition of Net Assets                                                                           ==============
   Paid-in Capital                                                                                  $    7,783,879
   Undistributed Net Investment Income                                                                      14,862
   Accumulated Net Realized Gain from Investment Transactions                                              136,018
   Net Unrealized Appreciation on Investments                                                              426,264
                                                                                                    --------------
Net Assets                                                                                          $    8,361,023
                                                                                                    ==============
Net Asset Value, Offering and Redemption Price Per Share (net assets divided by shares outstanding)
   Institutional Class Shares(dagger)                                                               $        10.29
                                                                                                    ==============
   Advisor Class Shares(double dagger)                                                              $        10.26
                                                                                                    ==============

____________



(dagger) Net asset value, offering and redemption price per share (based on net assets of $8,119,408 and 789,133 shares of beneficial interest outstanding and .001 par value, unlimited number of shares of beneficial interest authorized).

(double dagger) Net asset value, offering and redemption price per share (based on net assets of $241,615 and 23,556 shares of beneficial interest outstanding and .001 par value, unlimited number of shares of beneficial interest authorized).



Statement of Operations For the period June 30, 1997* through Dec. 31, 1997


Investment Income
   Income Allocated from U.S. Bond Index Portfolio, net                                          $       624,612
Expenses                                                                                         ---------------
   Administration and Services Fees
      Institutional Class                                                                                 19,528
      Advisor Class                                                                                           85
   Shareholder Reports                                                                                    10,292
      Institutional Class                                                                                  8,223
      Advisor Class                                                                                        5,892
   Registration Fees                                                                                       5,971
   Professional Fees                                                                                       7,734
   Trustees Fees                                                                                           4,569
   Miscellaneous                                                                                           1,054
                                                                                                 ---------------
   Total Expenses                                                                                         63,348
   Less:  Expenses Absorbed by Bankers Trust
      Institutional Class                                                                                (52,269)
      Advisor Class                                                                                       (6,091)
                                                                                                 ---------------
   Net Expenses                                                                                            4,988
                                                                                                 ---------------
Net Investment Income                                                                                    619,624
                                                                                                 ---------------
Realized and Unrealized Gain on Investments
   Net Realized Gain from Investment Transactions                                                        224,635
   Net Change in Unrealized Appreciation on Investments                                                  426,264
                                                                                                 ---------------
Net Realized and Unrealized Gain on Investments                                                          650,899
                                                                                                 ---------------
Net Increase in Net Assets from Operations                                                       $     1,270,523
                                                                                                 ===============


____________
*  Commencement of Operations.


               See Notes to Financial Statements on Pages 8 and 9

U.S. Bond Index Fund

Statement of Changes in Net Assets



                                                                                      For the period
                                                                                      June 30, 1997*
                                                                                         through
                                                                                     December 31, 1997
                                                                                     -----------------

Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income                                                               $     619,624
   Net Realized Gain from Investment Transactions                                            224,635
   Net Change in Unrealized Appreciation on Investments                                      426,264
                                                                                       -------------
Net Increase in Net Assets from Operations                                                 1,270,523
                                                                                       -------------
Distributions to Shareholders
   Net Investment Income
      Institutional Class                                                                   (602,199)
      Advisor Class                                                                           (2,563)
   Net Realized Gain from Investment Transactions
      Institutional Class                                                                    (87,690)
      Advisor Class                                                                             (927)
                                                                                       -------------
Total Distributions                                                                         (693,379)
                                                                                       -------------
Capital Transactions in Shares of Beneficial Interest
   Net Increase Resulting from Institutional Class Shares                                  7,543,166
   Net Increase Resulting from Advisor Class Shares                                          240,613
                                                                                       -------------
Net Increase from Capital Transactions in Shares of Beneficial Interest                    7,783,779
                                                                                       -------------
Total Increase in Net Assets                                                               8,360,923
Net Assets
Beginning of Period                                                                              100
                                                                                       -------------
End of Period (includes undistributed net investment income of $14,862)                $   8,361,023
                                                                                       =============

____________
*  Commencement of Operations.







               See Notes to Financial Statements on Pages 8 and 9

U.S. Bond Index Fund

Financial Highlights

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated for the U.S. Bond Index Fund.




                                                              Institutional Class Shares    Advisor Class Shares
                                                              --------------------------    --------------------
                                                                    For the period              For the period
                                                               June 30, 1997* through       June 30, 1997* through
                                                                  December 31, 1997            December 31, 1997
                                                                 ------------------           ------------------
Per Share Operating Performance:
Net Asset Value, Beginning of Period                                  $   10.00                    $   10.00
Income from Investment Operations                                     ---------                    ---------
   Net Investment Income                                                   0.33                         0.32
   Net Realized and Unrealized Gain on Investment Transactions             0.32                         0.29
                                                                      ---------                    ---------
Total from Investment Operations                                           0.65                         0.61
Distributions to Shareholders
   Net Investment Income                                                  (0.32)                       (0.31)
   Net Realized Gain from Investment Transactions                         (0.04)                       (0.04)
                                                                      ---------                    ---------
Total Distributions                                                       (0.36)                       (0.35)
                                                                      ---------                    ---------
Net Asset Value, End of Period                                        $   10.29                    $   10.26
                                                                      =========                    =========
Total Investment Return                                                    6.52%                        6.15%
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted)                           $   8,119                    $     242
   Ratios to Average Net Assets:
      Net Investment Income                                                6.32%**                      6.31%**
      Expenses, including expenses of the
        U.S. Bond Index Portfolio                                          0.15%**                      0.35%**
      Decrease Reflected in Above Expense Ratio Due
        to Absorption of Expenses by Bankers Trust                         0.71%**                     14.53%**


____________
*  Commencement of operations.
** Annualized.




                See Notes to Financial Statements on Pages 8 and 9

U.S. Bond Index Fund

Notes to Financial Statements

Note 1--Organization and Significant Accounting Policies
A.  Organization
BT Advisor Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 24, 1995, as a business trust under the laws of the Commonwealth of Massachusetts. The U.S. Bond Index Fund (the "Fund") is one of the Funds offered to investors by the Trust.

The U.S. Bond Index Fund offers two classes of shares to investors; Institutional Class and Advisor Class shares (the "Classes"). Both classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to a particular class and exclusive voting rights with respect to matters affecting a single class. The Fund commenced operations and began offering shares of beneficial interest of both Classes on June 30, 1997.

The portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the U.S. Bond Index Portfolio (the "Portfolio"). The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At December 31, 1997, the Fund's proportionate interest in net assets of the Portfolio was 27.00%.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B.  Investment Income
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination. Net investment income is allocated daily to each class of shares based upon the relative proportion of net assets.

C.  Dividends
It is the Fund's policy to declare dividends daily and distribute dividends monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, will be made annually.

D.  Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute substantially all of its income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

E.  Other
The Trust accounts separately for the assets, liabilities and operations of the Fund and Classes. Expenses directly attributable to each Fund or Class are charged to that Fund or Class, while expenses which are attributable to the Trust are allocated among the Funds.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.20 of 1% of the average daily net assets of each Class. For the period ended December 31, 1997, this fee aggregated to $19,528 and $85 for the U.S. Bond Index Institutional Class and Advisor Class, respectively.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of each Class, to the extent necessary, to limit all expenses as follows: U.S. Bond Index Fund Institutional Class of Shares to 0.05 of 1% of the average daily net assets of the Class, excluding expenses of the Portfolio and 0.15 of 1% of the average daily net assets of the Class, including expenses of the Portfolio; and U.S. Bond Index Fund Advisor Class of Shares to 0.25 of 1% of the average daily net assets of the Class, excluding expenses of the Portfolio and 0.35 of 1% of the average daily net assets of the Class, including expenses of the Portfolio. For the period ended December 31, 1997, expenses have been reduced by $52,269 and $6,091 for the U.S. Bond Index Institutional Class and Advisor Class, respectively.

Certain officers of the Fund are also directors, officers and/or employees of Edgewood. None of the officers so affiliated received compensation for services as officers of the Fund.

U.S. Bond Index Fund

Note 3--Shares of Beneficial Interest
At December 31, 1997, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                    Institutional Class Shares*    Advisor Class Shares*
                    ---------------------------   -----------------------
                          For the period              For the period
                      ended December 31, 1997     ended December 31, 1997
                    ---------------------------   -----------------------
                      Shares        Amount         Shares      Amount
                    ---------    ------------     -------   ------------
Sold                2,756,980    $ 27,731,959      23,281   $    237,843
Reinvested             63,919         653,087         270          2,770
Redeemed           (2,031,771)    (20,841,880)         --             --
                   ----------    ------------     -------   ------------
Net Increase          789,128    $  7,543,166      23,551   $    240,613
                   ==========    ============     =======   ============
____________
* Commencement of operations for the U.S. Bond Index Institutional Class and Advisor Class was June 30, 1997.

U.S. Bond Index Fund

Report of Independent Accountants

To the Trustees of BT Advisor Funds and the shareholders of the U.S. Bond Index
Fund:

We have audited the accompanying statement of assets and liabilities of the U.S. Bond Index Fund (one of the Funds comprising BT Advisor Funds) as of December 31, 1997, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period June 30, 1997 (commencement of operations) to December 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the U.S. Bond Index Fund as of December 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the period June 30, 1997 (commencement of operations) to December 31, 1997, in conformity with generally accepted accounting principles.


                                                        Coopers & Lybrand L.L.P.

Kansas City, Missouri
February 27, 1998

U.S. Bond Index Portfolio

Schedule of Portfolio Investments December 31, 1997

 Principal
  Amount                Security                               Value
  ------                --------                               -----
           CORPORATE
           DEBT NON-CONVERTIBLE - 34.15%
           Financial - 14.35%
$ 225,000  American General Finance,
            7.25%, 5/15/05                                   $    234,396
  200,000  BankAmerica Corp.,
            7.125%, 5/01/06                                       208,320
  260,000  BankBoston Corp.,
            6.38%, 8/11/00                                        261,581
  100,000  Chase Manhattan Corp.,
            10.00%, 6/15/99                                       105,270
  300,000  Chase Manhattan Corp.,
            7.125%, 6/15/09                                       311,552
  325,000  Chrysler Financial Corp.,
            6.11%, 7/28/99                                        325,448
  100,000  First Union Corp.,
            7.50%, 7/15/06                                        106,878
  200,000  Ford Motor Credit,
            7.20%, 6/15/07                                        211,218
  100,000  GMAC,
            9.625%, 5/15/00                                       107,456
  200,000  Grand Metro,
            6.50%, 9/15/99                                        201,300
  300,000  IBM Credit Corp.,
            5.875%, 8/25/99                                       299,793
  300,000  Interamerican Development Bank,
            6.625%, 3/07/07                                       311,574
  300,000  Lehman Brothers Holdings-Series E,
            6.30%, 8/11/99                                        300,906
  300,000  Merrill Lynch & Co., Inc.,
            6.64%, 9/19/02                                        304,468
  100,000  NationsBank Corp.,
            6.50%, 3/15/06                                        100,501
  200,000  Norwest Corp.,
            6.75%, 6/15/07                                        204,610
  300,000  PNC Funding Corp.,
            6.875%, 7/15/07                                       306,213
  300,000  Salomon Smith Barney Holdings,
            5.625%, 11/15/98                                      298,671
  100,000  Texaco Capital, Inc.,
            8.50%, 2/15/03                                        109,869
  110,000  U.S. Bancorp,
            8.125%, 5/15/02                                       117,407
                                                             ------------
                                                                4,427,431
                                                             ------------
           Industrial - 14.83%
  100,000  Conagra, Inc.,
            7.125%, 10/01/26                                      106,547
  200,000  Dayton Hudson Corp.,
            9.75%, 7/01/02                                        226,464
  300,000  Dillard's, Inc.,
            8.00%, 1/15/99                                        306,204
  400,000  DuPont,
            8.125%, 3/15/04                                       439,979
$ 300,000  Federated Department Stores,
            7.45%, 7/15/17                                   $    314,538
  200,000  General Motors,
            8.80%, 3/01/21                                        244,904
  300,000  Hanson Overseas,
            6.75%, 9/15/05                                        305,561
  200,000  Hertz Corp.,
            7.00%, 7/15/03                                        203,677
  150,000  J Seagram & Sons,
            9.65%, 8/15/18                                        195,369
  200,000  Lockheed Martin Corp.,
            7.25%, 5/15/06                                        209,947
  300,000  Marriott International, Series A,
             6.75%, 12/15/03                                      307,830
  300,000  McDonald's Corp.,
            8.875%, 4/01/11                                       363,500
  200,000  News America Holdings,
            7.50%, 3/01/00                                        204,593
  300,000  Potash Corp.,
            7.125%, 6/15/07                                       307,353
  300,000  Sears, Roebuck & Co.,
            8.30%, 10/26/04                                       331,050
  300,000  Wal-Mart Stores, Inc.,
            6.50%, 6/01/03                                        304,558
  100,000  Walt Disney Co.,
            6.375%, 3/30/01                                       101,110
  100,000  Walt Disney Co.,
            6.75%, 3/30/06                                        103,372
                                                             ------------
                                                                4,576,556
                                                             ------------

           Utility - 4.97%
  300,000  Baltimore Gas & Electric Co.,
              8.375%, 8/15/01                                     320,754
  100,000  Consolidated Edison,
            6.45%, 12/01/07                                       100,438
  200,000  Consolidated Natural Gas,
            6.625%, 12/01/06                                      204,761
  200,000  GTE South, Inc.,
            7.25%, 8/01/02                                        207,059
  100,000  Potomac Electric Power,
            6.25%, 10/15/07                                       100,578
  200,000  Southern California Edison,
            6.375%, 1/15/06                                       200,075
  200,000  Southwestern Bell,
            7.625%, 3/01/23                                       208,763
  200,000  U.S. West Communications,
            6.875%, 9/15/33                                       192,135
                                                             ------------
                                                                1,534,563
                                                             ------------
Total Corporate Debt Non-convertible
 (Cost $10,333,300)                                            10,538,550
                                                             ------------

                  See Notes to Financial Statements on Page 16

U.S. Bond Index Portfolio

Schedule of Portfolio Investments December 31, 1997

 Principal
  Amount                Security                               Value
  ------                --------                               -----

           FOREIGN DEBT - 2.91%
           Foreign Government - 2.75%
$ 100,000  Hydro-Quebec,
            8.40%, 1/15/22                                   $    118,125
  220,000  Kingdom of Sweden
            12.00%, 2/01/10                                       325,628
  200,000  Quebec Province,
            7.00%, 1/30/07                                        207,609
  200,000  Republic of Finland,
            5.875%, 2/27/06                                       198,156
                                                             ------------
                                                                  849,518
                                                             ------------
            Industrial - 0.16%
   50,000  Celulosa Arauco Constitcion,
            7.00%, 12/15/07                                        49,435
                                                             ------------
                                                                   49,435
                                                             ------------
 Total Foreign Debt
 (Cost $860,760)                                                  898,953
                                                             ------------

           MEDIUM-TERM NOTES - 2.72%
           Medium-Term Notes - 2.72%
  300,000  FNMA,
            6.94%, 3/19/07                                        306,655
  500,000  FNMA,
            6.96%, 4/02/07                                        531,016
                                                             ------------
                                                                  837,671
                                                             ------------
Total Medium-Term Notes
 (Cost $829,956)                                                  837,671
                                                             ------------

           U.S. GOVERNMENT & AGENCIES - 38.02%
           U.S. Government & Agencies - 38.02%
1,415,040  FGLMC,
            7.00%, 12/01/24                                     1,434,808
  522,608  FGLMC,
             7.00%, 12/01/26                                      528,435
   213,374  FGLMC,
             7.00%, 6/01/27                                       215,288
   491,773  FGLMC,
             7.50%, 5/01/24                                       504,987
   512,328  FGLMC,
             7.50%, 5/01/27                                       525,249
   186,470  FGLMC,
             7.50%, 6/01/27                                       190,998
   270,606  FGLMC,
             7.50%, 7/01/27                                       277,177
 1,867,057  FNMA,
             6.00%, 10/01/09                                    1,848,590
   521,966  FNMA,
             7.00%, 6/01/12                                       529,821
   245,771  FNMA,
             7.00%, 7/01/12                                       249,470
   939,229  FNMA,
             8.00%, 7/01/27                                       972,600

Principal
 Amount                Security                                  Value
---------              --------                                  -----
$ 901,658  FNMA,
            8.50%, 12/01/25                                  $    950,140
1,535,649  GNMA,
            6.50%, 11/15/23                                     1,524,500
  499,239  GNMA,
            9.00%, 1/15/23                                        537,666
1,383,836  GNMA,
            8.00%, 7/15/22                                      1,442,802
                                                             ------------
                                                               11,732,531
                                                             ------------
Total U.S. Government & Agencies
 (Cost $11,493,586)                                            11,732,531
                                                             ------------

           U.S. TREASURY SECURITIES - 18.76%
           U.S. Treasury Securities - 18.76%
  580,000  U.S. Treasury Bond,
            8.125%, 5/15/21                                       730,982
  650,000  U.S. Treasury Bond,
            8.125%, 8/15/19                                       813,414
  540,000  U.S. Treasury Bond,
            9.25%, 2/15/16                                        732,794
  287,000  U.S. Treasury Bond,
            6.625%, 2/15/27                                       311,618
  100,000  U.S. Treasury Bond,
            7.125%, 2/15/23                                       114,172
  400,000  U.S. Treasury Bond,
            7.875%, 2/15/21                                       491,187
1,300,000  U.S. Treasury Note,
            6.25%, 5/31/99                                      1,310,564
  600,000  U.S. Treasury Note,
            6.375%, 5/15/00                                       609,094
   50,447  U.S. Treasury Note (TIPS),
            3.625%, 7/15/02                                        50,211
  450,000  U.S. Treasury Note,
            6.50%, 8/15/05                                        469,618
  150,000  U.S. Treasury Note,
            6.625%, 7/31/01                                       154,241
                                                             ------------
                                                                5,787,895
                                                             ------------
Total U.S. Treasury Securities
 (Cost $5,560,580)                                              5,787,895
                                                             ------------

                  See Notes to Financial Statements on Page 16

U.S. Bond Index Portfolio

Schedule of Portfolio Investments December 31, 1997

 Principal
  Amount                Security                               Value
  ------                --------                               -----

           SHORT-TERM INSTRUMENT - 2.11%
           Repurchase Agreement - 2.11%
$ 651,751  Sanwa Bank, dated 12/31/97, 6.50%,
            principal and interest in the amount of
            $651,986, due 1/02/98 (Collateralized
            by U.S. Treasury Bonds, 11.25% par value
            of $416,000, due 2/15/15, value of
            $669,700                                         $    651,751
                                                             ------------
Total Short-Term Instrument
 (Cost $651,751)                                                  651,751
                                                             ------------
Total Investments (Cost $29,729,933)             98.67%        30,447,351
Other Assets in Excess of Liabilities             1.33%           410,544
                                                ------       ------------
Net Assets                                      100.00%      $ 30,857,895
                                                ======       ============
Abbreviations
-------------

FNMA--Federal National Mortgage Assoc.
FGLMC--Federal Home Loan Mortgage Corp. Gold
GNMA--Government National Mortgage Assoc.
TIPS--Treasury Inflation Protected Security

                  See Notes to Financial Statements on Page 16

U.S. Bond Index Portfolio

Statement of Assets and Liabilities December 31, 1997


Assets
   Investments, at Value (Cost of $29,729,933)                                                   $    30,447,351
   Cash                                                                                                   15,834
   Interest Receivable                                                                                   404,907
   Due from Bankers Trust                                                                                 14,921
                                                                                                 ---------------
Total Assets                                                                                          30,883,013
                                                                                                 ---------------
Liabilities
   Accrued Expenses and Other                                                                             25,118
                                                                                                 ---------------
Total Liabilities                                                                                         25,118
                                                                                                 ---------------
Net Assets                                                                                       $    30,857,895
                                                                                                 ===============
Composition of Net Assets
   Paid-in Capital                                                                               $    30,140,477
   Net Unrealized Appreciation on Investments                                                            717,418
                                                                                                 ---------------
Net Assets                                                                                       $    30,857,895
                                                                                                 ===============





Statement of Operations For the period June 10, 1997* through Dec. 31, 1997

Investment Income
   Interest                                                                                      $     1,416,434
                                                                                                 ---------------
Expenses
   Advisory Fees                                                                                          33,131
   Administration and Services Fees                                                                       11,044
   Trustees Fees                                                                                           1,167
   Professional Fees and Other                                                                            16,273
                                                                                                 ---------------
   Total Expenses                                                                                         61,615
   Less:  Expenses Absorbed by Bankers Trust                                                             (39,527)
                                                                                                 ---------------
      Net Expenses                                                                                        22,088
                                                                                                 ---------------
Net Investment Income                                                                                  1,394,346
                                                                                                 ---------------
Realized and Unrealized Gain on Investments
   Net Realized Gain from Investment Transactions                                                        604,278
   Net Change in Unrealized Appreciation on Investments                                                  717,418
                                                                                                 ---------------
Net Realized and Unrealized Gain on Investments                                                        1,321,696
                                                                                                 ---------------
Net Increase in Net Assets from Operations                                                       $     2,716,042
                                                                                                 ===============


____________
*  Commencement of operations.





                  See Notes to Financial Statements on Page 16

U.S. Bond Index Portfolio

Statement of Changes in Net Assets


                                                                                                 For the period
                                                                                             June 10, 1997* through
                                                                                                December 31, 1997
                                                                                                -----------------

Increase in Net Assets from:
Operations
   Net Investment Income                                                                         $     1,394,346
   Net Realized Gain from Investment Transactions                                                        604,278
   Net Change in Unrealized Appreciation on Investments                                                  717,418
                                                                                                 ---------------
Net Increase in Net Assets from Operations                                                             2,716,042
Capital Transactions
   Proceeds from Capital Invested                                                                     49,551,623
   Value of Capital Withdrawn                                                                        (21,409,870)
                                                                                                 ---------------
Net Increase in Net Assets from Capital Transactions                                                  28,141,753
                                                                                                 ---------------
Total Increase in Net Assets                                                                          30,857,795
Net Assets
Beginning of Period                                                                                          100
                                                                                                 ---------------
End of Period                                                                                    $    30,857,895
                                                                                                 ===============

____________
*  Commencement of operations.



Financial Highlights

Contained below are selected supplemental data and ratios to average net assets for the period indicated for the U.S. Bond Index Portfolio.

                                                                                                 For the period
                                                                                             June 10, 1997* through
                                                                                                December 31, 1997
                                                                                                -----------------
Supplemental Data and Ratios:
Net Assets, End of Period (000s omitted)                                                         $        30,858
Ratios to Average Net Assets:
   Net Investment Income                                                                                    6.31%**
   Expenses                                                                                                 0.10%**
   Decrease Reflected in Above Expense Ratio Due
     to Absorption of Expenses by Bankers Trust                                                             0.18%**
Portfolio Turnover Rate                                                                                       79%


____________
*  Commencement of operations.
** Annualized.




                  See Notes to Financial Statements on Page 16

U.S. Bond Index Portfolio

Notes to Financial Statements

Note 1--Organization and Significant Accounting Policies
A.  Organization
The U.S. Bond Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on July 1, 1996 as an unincorporated trust under the laws of New York, and commenced operations on June 10, 1997. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B.  Security Valuation
The Portfolio's investments are carried at fair market value as determined by an independent pricing service at the end of each business day. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which, with accrued interest, approximates value. Securities for which quotations are not available are stated at fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

C.  Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from the security transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  Repurchase Agreements
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E.  Federal Income Taxes
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F.  Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the period ended December 31,1997, this fee aggregated $11,044.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.15 of 1% of the Portfolio's average daily net assets. For the period ended December 31, 1997, this fee aggregated $33,131.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.10 of 1% of the average daily net assets of the Portfolio. For the period ended December 31, 1997, expenses of the Portfolio have been reduced by $39,527.

Note 3--Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the period ended December 31, 1997, were $58,601,771 and $29,396,566, respectively. For federal income tax purposes, the tax basis of investments held at December 31, 1997 was $29,729,933. The aggregate gross unrealized appreciation was $717,807, and the aggregate gross unrealized depreciation for all investments was $389 as of December 31, 1997.

U.S. Bond Index Portfolio

Report of Independent Accountants

To the Trustees and Holders of Beneficial Interest of BT Investment Portfolios:

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of the U.S. Bond Index Portfolio (one of the Portfolios comprising BT Investment Portfolios) as of December 31, 1997, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period June 10, 1997 (commencement of operations) to December 31, 1997. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the U.S. Bond Index Portfolio as of December 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the period June 10, 1997 (commencement of operations) to December 31, 1997, in conformity with generally accepted accounting principles.


                                                        Coopers & Lybrand L.L.P.


Kansas City, Missouri
February 27, 1998

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














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

BT ADVISOR FUNDS

U.S. BOND INDEX FUND






Investment Advisor and Administrator of the Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006


Distributor
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA 15230-0897


Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006


Independent Accountants
COOPERS & LYBRAND L.L.P.
1100 Main Street, Suite 900
Kansas City, MO 64105



Counsel
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY 10022





                              ____________________

              For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 730-1313. This report must be preceded or accompanied by a current prospectus for the Fund.

                              ____________________





                     U.S. Bond Index Fund - Institutional Class Cusip #05576L700
                           U.S. Bond Index Fund - Advisor Class Cusip #05576L866
                                                                STA507200 (2/98)